Segment Information - Summary of Information by Geographical Area (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 388,379	$ 305,179	$ 233,591
Intangible assets, property, plant and equipment, joint ventures and associates	272,090	278,487	293,320
United Kingdom [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	54,659	49,370	38,490
Intangible assets, property, plant and equipment, joint ventures and associates	21,863	22,734	24,015
Singapore
Disclosure Of Geographical Areas [Line Items]
Revenue	89,811	62,046	42,533
United States [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	89,876	66,854	44,615
Intangible assets, property, plant and equipment, joint ventures and associates	59,625	55,898	62,066
Third-party revenue increase (decrease)		1,604	1,636
Third-party revenue increase (decrease)		(1,604)	(1,636)
Europe [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	118,960	100,609	81,573
Intangible assets, property, plant and equipment, joint ventures and associates	$ 38,617	41,416	42,265
Third-party revenue increase (decrease)		(1,604)	(1,636)
Third-party revenue increase (decrease)		$ 1,604	$ 1,636